Taxes - Summary of Components of Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income tax expense	$ 814	$ 653	$ 2,912
Tax expense	723	1,551	2,599
Petroleum Resource Rent Tax [member]
Major components of tax expense (income) [abstract]
Current tax expense	396	367	501
Deferred tax (benefit)/expense	(487)	531	(814)
Income tax expense	(91)	898	(313)
Income Tax [Member]
Major components of tax expense (income) [abstract]
Current tax expense	1,420	1,872	2,256
Deferred tax (benefit)/expense	(484)	(1,255)	701
Current tax (benefit)/expense	(177)	14	(276)
Deferred tax expense	55	22	231
Income tax expense	$ 814	$ 653	$ 2,912